OTHER CURRENT ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross	$ 66,380	$ 90,556
Allowance	(34,846)	(57,956)
Net	31,534	32,600
Stock subscriptions receivable
Gross	155	2,531
Net	155	2,531
Receivable from third party
Gross	27,107	45,578
Allowance	(21,862)	(42,661)
Net	5,245	2,917
Receivable from non-controlling interest holders
Gross	736	1,069
Allowance	(736)	(1,069)
Receivable from AM Advertising and its subsidiaries
Gross	23,257	23,947
Allowance	(8,545)	(9,259)
Net	14,712	14,688
Other prepaid expenses
Gross	4,223	6,158
Allowance	(3,089)	(4,504)
Net	1,134	1,654
Others
Gross	50	64
Net	50	64
Short-term deposits
Gross	3,980	5,110
Net	3,980	5,110
Input VAT receivable
Gross	5,379	5,162
Net	5,379	5,162
Prepaid selling and marketing fees
Gross	983	292
Allowance	(448)	(133)
Net	535	159
Prepaid income tax
Gross		248
Allowance		(201)
Net		47
Prepaid individual income tax and other employee advances
Gross	510	397
Allowance	(166)	(129)
Net	$ 344	$ 268